Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	59-3547281
Plan number	001
Current value	$ 38,706,231
Self-directed brokerage account, registered investment company, party-in-interest, current value	$ 364,241
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	850.00%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	725.00%
Investment, Identifier [Axis]: American Beacon Advisors Inc | American Beacon Large Cap Value Inv- Registered investment company - 83,932 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,261,138
Investment number of shares (in shares) | shares	83,932
Investment, Identifier [Axis]: Artisan Partners Holdings LP | Artisan International Value Investor- Registered investment company - 20,782 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 1,114,119
Investment number of shares (in shares) | shares	20,782
Investment, Identifier [Axis]: Charles Schwab Investment Management, Inc. | Schwab S&P 500 Index Fund- Registered investment company - 538,087 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 9,438,038
Investment number of shares (in shares) | shares	538,087
Investment, Identifier [Axis]: Charles Schwab Trust Bank | Schwab Managed Retirement Trust 2010 Cl IV- Common collective trust fund - 2,934 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 109,015
Investment number of shares (in shares) | shares	2,934
Investment, Identifier [Axis]: Charles Schwab Trust Bank | Schwab Managed Retirement Trust 2020 Cl IV- Common collective trust fund - 16,388 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 730,590
Investment number of shares (in shares) | shares	16,388
Investment, Identifier [Axis]: Charles Schwab Trust Bank | Schwab Managed Retirement Trust 2030 Cl IV- Common collective trust fund - 31,383 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 1,798,584
Investment number of shares (in shares) | shares	31,383
Investment, Identifier [Axis]: Charles Schwab Trust Bank | Schwab Managed Retirement Trust 2040 Cl IV- Common collective trust fund - 36,580 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,433,296
Investment number of shares (in shares) | shares	36,580
Investment, Identifier [Axis]: Charles Schwab Trust Bank | Schwab Managed Retirement Trust 2050 Cl IV- Common collective trust fund - 22,522 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 854,716
Investment number of shares (in shares) | shares	22,522
Investment, Identifier [Axis]: Charles Schwab Trust Bank | Schwab Managed Retirement Trust 2060 Cl IV- Common collective trust fund - 2,222 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 62,113
Investment number of shares (in shares) | shares	2,222
Investment, Identifier [Axis]: Charles Schwab Trust Bank | Schwab Managed Retirement Trust Inc Cl IV- Common collective trust fund - 3,174 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 80,896
Investment number of shares (in shares) | shares	3,174
Investment, Identifier [Axis]: J.P. Morgan Investment Management Inc. | JPMorgan Midcap Growth - Registered investment company - 41,198 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,043,416
Investment number of shares (in shares) | shares	41,198
Investment, Identifier [Axis]: Loomis, Sayles & Company, LP | Loomis Sayles Small Cap Value- Registered investment company - 38,830 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 779,326
Investment number of shares (in shares) | shares	38,830
Investment, Identifier [Axis]: Pacific Investment Management Company, LLC | PIMCO Total Return Fund Class A- Registered investment company - 165,138 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 1,463,123
Investment number of shares (in shares) | shares	165,138
Investment, Identifier [Axis]: Principal Global Investors Trust Company | Morley Stable Value Fund- Common collective trust fund - 85,076 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,578,324
Investment number of shares (in shares) | shares	85,076
Investment, Identifier [Axis]: Star Equity Holdings, Inc. | Star Equity Holdings, Inc. Stock Fund - Employer securities - 13,148 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 147,915
Investment number of shares (in shares) | shares	13,148
Investment, Identifier [Axis]: State Street Global Advisors | State Street Instl. US Govt MMkt Admin- Money Market Account - 5,037 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 5,037
Investment number of shares (in shares) | shares	5,037
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Blue Chip Growth - Registered investment company - 31,452 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 6,615,061
Investment number of shares (in shares) | shares	31,452
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Balanced Index Admiral- Registered investment company - 42,235 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,188,197
Investment number of shares (in shares) | shares	42,235
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard International Growth Admiral- Registered investment company - 21,079 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,402,745
Investment number of shares (in shares) | shares	21,079
Investment, Identifier [Axis]: Various - self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 1,600,582